GOODWILL GOODWILL - NARRATIVE (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 27, 2017
GOODWILL
Goodwill impairment	$ 1,019	$ 102	$ 0
Goodwill, write of due to deconsolidation		966
Goodwill, written off related to sale of business unit	628	29
Goodwill	34,459	34,457
Spectra Energy Corp
GOODWILL
Goodwill				$ 36,656
Gas Transmission and Midstream
GOODWILL
Goodwill impairment	1,019	102
Goodwill, write of due to deconsolidation		966
Goodwill, written off related to sale of business unit	628	0
Goodwill	20,777	20,997
Liquids Pipelines
GOODWILL
Goodwill impairment	0	0
Goodwill, write of due to deconsolidation		0
Goodwill, written off related to sale of business unit	0	29
Goodwill	8,324	$ 7,786
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Midcoast Operating L.P.
GOODWILL
Goodwill, write of due to deconsolidation	262
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Canadian Natural Gas Gathering and Processing Business
GOODWILL
Goodwill, write of due to deconsolidation	366
Disposal group, held-for-sale, not discontinued operations | Canadian Natural Gas Gathering and Processing Business
GOODWILL
Goodwill impairment	1,019
Goodwill	55
Disposal group, held-for-sale, not discontinued operations | Enbridge Gas New Brunswick
GOODWILL
Goodwill	$ 133